GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.46%
4,707	Arconic Corp(a)	$ 142,198
563	Ashland Inc	56,565
2,124	Cabot Corp	157,728
1,453	Eastman Chemical Co	139,386
10,179	Freeport-McMoRan Inc	321,147
701	Ingevity Corp(a)	47,037
1,034	PPG Industries Inc	133,686
392	Sherwin-Williams Co	94,841
4,622	Valvoline Inc	148,921
		1,241,509
Communications — 2.37%
16	Airbnb Inc Class A(a)	1,776
4,181	Alphabet Inc Class C(a)	487,672
1,383	Amazon.com Inc(a)	186,636
345	Charter Communications Inc Class A(a)	149,074
3,655	Comcast Corp Class A	137,136
69	Etsy Inc(a)	7,157
5,611	Gray Television Inc	104,196
118	Match Group Inc(a)	8,650
4	MercadoLibre Inc(a)	3,255
2,155	Meta Platforms Inc Class A(a)	342,860
1,541	Scholastic Corp	72,535
40	Shopify Inc Class A(a)	1,393
90	Snap Inc Class A(a)	889
2,440	Thryv Holdings Inc(a)	59,390
899	T-Mobile US Inc(a)	128,611
75	Trade Desk Inc Class A(a)	3,375
2,837	TripAdvisor Inc(a)	53,931
3,740	United States Cellular Corp(a)	109,545
10,084	Viavi Solutions Inc(a)	149,243
24	Wayfair Inc Class A(a)(b)	1,294
		2,008,618
Consumer, Cyclical — 5.17%
111	AutoZone Inc(a)	237,250
2,727	BJ's Wholesale Club Holdings Inc(a)	184,618
1,640	Brunswick Corp	131,397
36	Carvana Co(a)(b)	1,049
41	Chipotle Mexican Grill Inc(a)	64,133
620	Churchill Downs Inc	130,076
1,913	Crocs Inc(a)	137,047
6,227	Dana Inc	104,365
5,250	General Motors Co(a)	190,365
1,204	Hilton Worldwide Holdings Inc	154,196
2,177	IAA Inc(a)	82,138
3,329	KB Home	108,659
595	LCI Industries	80,379
2,789	Liberty Media Corp-Liberty Braves(a)	77,172
1,116	Lowe's Cos Inc	213,748
603	Marriott International Inc Class A	95,768
1,170	Marriott Vacations Worldwide Corp	160,196
Shares		Fair Value
Consumer, Cyclical — (continued)
3,768	Methode Electronics Inc	$ 155,392
1,981	Miller Industries Inc	47,603
282	O'Reilly Automotive Inc(a)	198,412
4,477	PulteGroup Inc	195,287
761	Scotts Miracle-Gro Co	67,691
2,675	Skyline Champion Corp(a)	169,328
4,701	Southwest Airlines Co(a)	179,202
1,264	Tapestry Inc	42,508
1,354	Target Corp	221,217
417	Tesla Inc(a)	371,735
4,130	Urban Outfitters Inc(a)	84,582
1,088	VSE Corp	45,642
2,562	Wabash National Corp	46,270
3,085	Walmart Inc	407,374
		4,384,799
Consumer, Non-Cyclical — 10.18%
2,063	Abbott Laboratories	224,537
3,411	AbbVie Inc	489,513
43	ABIOMED Inc(a)	12,599
29	Alnylam Pharmaceuticals Inc(a)	4,119
4,995	Alta Equipment Group Inc(a)	56,144
392	Amgen Inc	97,008
821	AMN Healthcare Services Inc(a)	92,313
2,757	Andersons Inc	99,721
465	Anthem Inc	221,851
3,979	AstraZeneca PLC Sponsored ADR	263,529
2,943	BellRing Brands Inc(a)	71,044
39	Block Inc(a)	2,966
660	Charles River Laboratories International Inc(a)	165,356
851	Cigna Corp	234,331
6,139	Coca-Cola Co	393,940
827	CONMED Corp	80,740
3,977	Corteva Inc	228,876
7,414	Custom Truck One Source Inc(a)	45,893
1,320	CVS Health Corp	126,298
490	Danaher Corp	142,820
419	Dexcom Inc(a)	34,392
409	Eli Lilly & Co	134,843
1,364	Embecta Corp(a)	40,143
250	Equifax Inc	52,228
192	Estee Lauder Cos Inc Class A	52,435
26	Euroapi SA(a)	439
871	Euronet Worldwide Inc(a)	85,593
179	Exact Sciences Corp(a)	8,073
597	HCA Healthcare Inc	126,815
2,191	Herc Holdings Inc	271,728
2,943	Inmode Ltd(a)	97,825
1,340	Insperity Inc	147,052
249	Intuitive Surgical Inc(a)	57,312
389	J & J Snack Foods Corp	52,713
786	Jazz Pharmaceuticals PLC(a)	122,663
1,352	John Wiley & Sons Inc Class A	70,601
1,702	Johnson & Johnson	297,033
4,846	Keurig Dr Pepper Inc	187,734
2,510	Korn Ferry	164,430

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,899	Lantheus Holdings Inc(a)	$ 222,411
1,657	McKesson Corp	565,998
3,143	Merck & Co Inc	280,796
43	Moderna Inc(a)	7,056
484	Monster Beverage Corp(a)	48,216
3,305	Nomad Foods Ltd(a)	60,944
4,436	Option Care Health Inc(a)	149,050
1,445	Procter & Gamble Co	200,725
4,964	Quanex Building Products Corp	122,164
752	Regeneron Pharmaceuticals Inc(a)	437,431
1,366	Sanofi	135,744
354	Seagen Inc(a)	63,713
1,753	Spectrum Brands Holdings Inc	121,904
4,463	Supernus Pharmaceuticals Inc(a)	141,700
1,973	Tenet Healthcare Corp(a)	130,455
513	Thermo Fisher Scientific Inc	306,984
436	United Rentals Inc(a)	140,684
723	United Therapeutics Corp(a)	167,064
217	UnitedHealth Group Inc	117,688
489	Verisk Analytics Inc	93,032
12,068	Whole Earth Brands Inc(a)	64,926
		8,636,335
Energy — 3.27%
5,723	Antero Resources Corp(a)	226,860
2,944	California Resources Corp	132,068
9,420	ChampionX Corp	196,784
4,449	ConocoPhillips	433,466
71	Enphase Energy Inc(a)	20,177
4,133	Enterprise Products Partners LP	110,475
603	EOG Resources Inc	67,066
3,149	EQT Corp	138,650
4,215	Exxon Mobil Corp	408,560
1,471	Laredo Petroleum Inc(a)	130,433
6,211	MRC Global Inc(a)	72,172
1,562	NextEra Energy Partners LP(b)	129,240
6,460	Northern Oil and Gas Inc	186,242
8,782	Shell PLC	234,219
1,698	Valero Energy Corp	188,087
4,127	Weatherford International PLC(a)	95,457
		2,769,956
Financial — 8.16%
1,847	Agree Realty Corp REIT(b)	147,003
3,036	American International Group Inc	157,174
511	American Tower Corp REIT	138,394
3,656	Ameris Bancorp	172,892
2,068	Apollo Global Management Inc	118,083
1,264	Assured Guaranty Ltd	73,805
4,029	Atlantic Union Bankshares Corp	139,363
4,474	AXA SA	103,092
13,009	Bank of America Corp	439,834
1,637	Blackstone Inc	167,089
1,355	Boston Properties Inc REIT	123,522
Shares		Fair Value
Financial — (continued)
5,318	Cadence Bank	$ 138,800
4,095	Cannae Holdings Inc(a)	86,445
1,131	Capital One Financial Corp	124,218
5,758	Charles Schwab Corp	397,590
6,010	Citigroup Inc	311,919
2,277	CubeSmart REIT	104,446
5,537	CVB Financial Corp	147,672
3,021	Employers Holdings Inc	119,964
1,038	Federal Agricultural Mortgage Corp Class C	114,481
1,214	First American Financial Corp	70,412
3,946	Gaming and Leisure Properties Inc REIT	205,152
1,081	Goldman Sachs Group Inc	360,395
6,947	Home BancShares Inc	163,949
4,880	International Money Express Inc(a)	117,315
1,226	JPMorgan Chase & Co	141,431
1,799	KeyCorp	32,922
1,497	McGrath RentCorp	126,287
1,098	Morgan Stanley	92,561
8,026	OceanFirst Financial Corp	165,014
2,799	Pathward Financial Inc	94,382
2,063	Pinnacle Financial Partners Inc	163,183
1,520	PNC Financial Services Group Inc	252,229
2,831	Popular Inc	219,884
1,468	Postal Realty Trust Inc REIT Class A	24,780
2,188	PotlatchDeltic Corp REIT	107,278
1,698	Prosperity Bancshares Inc	125,805
1,552	SouthState Corp	131,563
3,588	STAG Industrial Inc REIT	117,615
1,229	State Street Corp	87,308
1,724	Stifel Financial Corp	103,112
232	SVB Financial Group(a)	93,624
2,494	Triumph Bancorp Inc(a)	181,189
3,021	UMH Properties Inc REIT	64,377
2,425	Wintrust Financial Corp	208,647
2,948	WSFS Financial Corp	140,679
		6,916,879
Industrial — 5.83%
639	Advanced Energy Industries Inc	57,184
2,461	AECOM	177,192
1,634	Albany International Corp Class A	149,135
2,632	Altra Industrial Motion Corp	109,833
1,253	Amphenol Corp Class A	96,644
3,227	Arcosa Inc	166,384
685	Atkore Inc(a)	68,000
855	Ball Corp(a)	62,774
1,600	Clean Harbors Inc(a)	156,144
3,753	Columbus McKinnon Corp	124,224
3,584	CRH PLC	137,532
628	Deere & Co	215,517
1,067	Eaton Corp PLC	158,332
7,410	Genco Shipping & Trading Ltd	142,865

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
299	General Electric Co	$ 22,099
1,027	Honeywell International Inc	197,657
8,856	Janus International Group Inc(a)	90,066
3,102	Johnson Controls International PLC	167,229
1,024	Kadant Inc	208,742
3,514	Kimball Electronics Inc(a)	77,308
364	Littelfuse Inc	101,509
5,703	MDU Resources Group Inc	162,935
1,833	National Instruments Corp	69,654
927	Northrop Grumman Corp	443,940
4,823	Pure Cycle Corp(a)	50,931
3,024	Raytheon Technologies Corp	281,867
279	Rockwell Automation Inc	71,223
1,327	TD SYNNEX Corp	133,257
476	Trane Technologies PLC	69,967
8,422	TTM Technologies Inc(a)	113,950
1,833	UFP Industries Inc	169,021
1,012	UFP Technologies Inc(a)	81,486
923	Union Pacific Corp	209,798
684	United Parcel Service Inc Class B	133,305
10,180	Vontier Corp	262,644
		4,940,348
Technology — 5.94%
1,409	Advanced Micro Devices Inc(a)	133,108
8,863	Allscripts Healthcare Solutions Inc(a)	140,213
4,977	Apple Inc	808,812
106	ASML Holding NV	60,891
1,102	Cognizant Technology Solutions Corp Class A	74,892
1,031	Concentrix Corp	137,907
2,116	CSG Systems International Inc	138,069
1,598	Fidelity National Information Services Inc	163,252
12	HubSpot Inc(a)	3,696
453	International Business Machines Corp	59,248
193	Intuit Inc	88,041
101	Lam Research Corp	50,552
4,369	Microsoft Corp	1,226,553
51	MongoDB Inc(a)	15,936
49	MSCI Inc	23,586
975	NVIDIA Corp	177,089
513	NXP Semiconductors NV	94,330
4,337	Oracle Corp	337,592
1,568	QUALCOMM Inc	227,454
6,981	Rambus Inc(a)	176,480
407	Salesforce Inc(a)	74,896
1,699	Science Applications International Corp	164,582
2,729	Super Micro Computer Inc(a)	147,393
323	Synopsys Inc(a)	118,702
1,033	Texas Instruments Inc	184,793
2,432	Tower Semiconductor Ltd(a)	116,396
5,627	Unisys Corp(a)	77,202
Shares		Fair Value
Technology — (continued)
80	Workday Inc Class A(a)	$ 12,408
		5,034,073
Utilities — 1.21%
1,727	ALLETE Inc	107,195
1,125	Ameren Corp	104,760
1,934	American Electric Power Co Inc	190,615
1,318	Black Hills Corp	101,750
1,483	Constellation Energy Corp	98,026
4,558	Exelon Corp	211,901
5,673	NRG Energy Inc	214,156
		1,028,403
TOTAL COMMON STOCK — 43.59% (Cost $35,650,692)		$36,960,920
CONVERTIBLE PREFERRED STOCK
Communications — 0.13%
95	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	113,890
Consumer, Non-Cyclical — 0.12%
64	Danaher Corp 5.00%(b)	97,284
TOTAL CONVERTIBLE PREFERRED STOCK — 0.25% (Cost $194,655)		$211,174
EXCHANGE TRADED FUNDS
2,175	iShares Core S&P 500® ETF	901,059
3,821	iShares Russell 1000 Value ETF	590,459
4,938	iShares Russell 2000 Value ETF	736,997
9,047	Vanguard Russell 2000 ETF(b)	683,320

TOTAL EXCHANGE TRADED FUNDS — 3.43% (Cost $2,808,239)		$2,911,835

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 31.69%
$27,000,000	U.S. Treasury Bills(d) 2.31%, 10/13/2022	$26,870,869
Repurchase Agreements — 0.28%
233,980	Repurchase agreement (principal amount/value $234,159 with a maturity value of $234,203) with Citigroup Global Markets Inc, 2.25%, dated 7/31/22 to be repurchased at $233,980 on 8/1/22 collateralized by U.S. Treasury securities, 0.13% - 4.75%, 2/15/41 - 2/15/51, with a value of $238,842.(e)	233,980
TOTAL SHORT TERM INVESTMENTS — 31.97% (Cost $27,104,849)		$27,104,849
TOTAL INVESTMENTS — 79.24% (Cost $65,758,435)		$67,188,778
OTHER ASSETS & LIABILITIES, NET — 20.76%		$17,598,069
TOTAL NET ASSETS — 100.00%		$84,786,847
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at July 29, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At July 29, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	193	USD	39,888,275	September 2022	$2,924,600
				Net Appreciation	$2,924,600
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
At July 29, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	17,067	EUR	15,800	September 21, 2022	$854
BB	USD	21,753	GBP	17,300	September 21, 2022	660
CIT	USD	108	EUR	100	September 21, 2022	6
CIT	USD	13,327	GBP	10,600	September 21, 2022	403
GS	USD	30,931	GBP	24,600	September 21, 2022	937
HSB	GBP	14,500	USD	17,861	September 21, 2022	(181)
HSB	USD	61,137	EUR	56,600	September 21, 2022	3,060
HSB	USD	165,347	GBP	136,800	September 21, 2022	(1,447)
JPM	USD	12,851	EUR	11,900	September 21, 2022	641
JPM	USD	63,379	GBP	50,400	September 21, 2022	1,929
MS	USD	207,898	EUR	201,400	September 21, 2022	1,241
MS	USD	17,981	GBP	14,300	September 21, 2022	546
RBS	USD	51,429	GBP	40,900	September 21, 2022	1,561
SSB	EUR	17,100	USD	18,234	September 21, 2022	(688)
SSB	USD	64,772	GBP	54,400	September 21, 2022	(1,555)
UBS	USD	52,292	EUR	48,400	September 21, 2022	2,628
					Net Appreciation	$10,595
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 29, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 29, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

July 29, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,241,509	$—	$—	$1,241,509
Communications	2,008,618	—	—	2,008,618
Consumer, Cyclical	4,384,799	—	—	4,384,799
Consumer, Non-cyclical	8,500,591	135,744	—	8,636,335
Energy	2,535,737	234,219	—	2,769,956
Financial	6,813,787	103,092	—	6,916,879
Industrial	4,802,816	137,532	—	4,940,348
Technology	5,034,073	—	—	5,034,073
Utilities	1,028,403	—	—	1,028,403
	36,350,333	610,587	—	36,960,920
Convertible Preferred Stock
Communications	113,890	—	—	113,890
Consumer, Non-cyclical	—	97,284	—	97,284
	113,890	97,284	—	211,174
Exchange Traded Funds	2,911,835	—	—	2,911,835
Short Term Investments	—	27,104,849	—	27,104,849
Total investments, at fair value:	39,376,058	27,812,720	—	67,188,778
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	14,466	—	14,466
Futures Contracts(a)	2,924,600	—	—	2,924,600
Total Assets	$42,300,658	$27,827,186	$—	$70,127,844
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(3,871)	—	(3,871)
Total Liabilities	$0	$(3,871)	$—	$(3,871)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 99 futures contracts for the reporting period.

July 29, 2022

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $528,603 in forward contracts for the reporting period.
1.  SUBSEQUENT EVENTS
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Core Strategies: U.S. Equity Fund changed its name to the Empower Core Strategies: U.S. Equity Fund on August 1, 2022.

July 29, 2022